Accounts payable, accruals and other payables (Tables)	6 Months Ended
Jun. 30, 2023
Accounts payable, accruals and other payables
Summary of accounts payable, accruals and other payables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Financial items
Accounts payables	12,229,237	29,158,270
Other payables	1,071,990	1,296,594
Captain payables	270,632	608,085
Accrued expenses	159,733	523,758
Advances from customers	—	338,425
	13,731,592	31,925,132
Non-financial items
Advances from individual customers (e-wallets)	1,185,506	1,493,370
Total accounts payable, accruals and other payables	14,917,098	33,418,502